Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021
OPERATING ACTIVITIES
Net income (1)	$ 9,888	$ (10,925)	$ 36,668	[1]	$ 17,216	[1]
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	26,059	23,831	51,996		47,515		$ 99,559
Impairment (Note 19)		29,421			29,421		29,421
Amortization of contract intangibles / liabilities			(683)		(456)
Amortization of deferred debt issuance cost	852	656	1,452		1,758
Drydocking expenditure			(11,339)		(3,428)
Income tax expense	166	261	378		264
Income taxes paid			(66)		(74)
Unrealized (gain) loss on derivative instruments			(24,875)		(11,742)
Unrealized (gain) loss on foreign currency transactions			42		27
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties			1,107		3,964
Decrease (increase) in inventories			(341)		(613)
Decrease (increase) in other current assets			(6,007)		(8,929)
Decrease (increase) in accrued revenue			782		703
Increase (decrease) in trade accounts payable			1,889		(8)
Increase (decrease) in accrued expenses			2,654		487
Increase (decrease) prepaid charter			746		2,399
Increase (decrease) in amounts due to related parties			(292)		1,310
Net cash provided by operating activities			54,111		79,814
INVESTING ACTIVITIES
Additions to vessel and equipment			(1,030)		(6,748)
Net cash used in investing activities			(1,030)		(6,748)
FINANCING ACTIVITIES
Proceeds from long-term debt			132,000		99,300
Repayment of long-term debt			(118,137)		(132,208)
Payment of debt issuance cost			(828)		(1,478)
Cash distributions			(39,735)		(39,668)
Net cash used in financing activities			(26,700)		(74,054)
Effect of exchange rate changes on cash			(200)		(6)
Net increase (decrease) in cash and cash equivalents			26,181		(994)
Cash and cash equivalents at the beginning of the period			62,293		52,583		52,583
Cash and cash equivalents at the end of the period	$ 88,474	$ 51,589	$ 88,474		$ 51,589		$ 62,293

[1]	Included in net income is interest paid amounting to $13.3 million and $12.6 million for the six months ended June 30, 2022 and 2021, respectively